Description of Organization and Business Operations (Details)				4 Months Ended	6 Months Ended
	Apr. 15, 2021 USD ($) $ / shares shares	Dec. 01, 2020 USD ($) $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum				1
Underwriting fees				$ 1,840,000	$ 1,840,000
Deferred underwriting fee payable				3,220,000	3,220,000
Other offering costs				598,864	598,864
Proceeds from issuance of units		$ 12,240,000		86,113,691
Assets Held-in-trust		92,000,000
Additions to assets held in trust		$ 12,000,000
Transaction Costs				$ 5,658,864	$ 5,658,864
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account				80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%	50.00%
Proceeds from issuance of warrants				$ 4,340,000
Business Combination Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Business acquisition equity interest issued or issuable value assigned	$ 200,000,000
Business Combination Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Business acquisition share price | $ / shares	$ 10.00
PIPE Investors [Member] | Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new shares | shares	12,020,000
Sale of stock price per share | $ / shares	$ 10.00
PIPE Investors [Member] | Subscription Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant voting right per share | shares	1
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 11.50
Pipe Warrant [Member] | PIPE Investors [Member] | Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants	$ 120,200,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares		9,200,000	8,000,000
Share price | $ / shares			$ 10.00		$ 10.00
Proceeds from issuance of units			$ 80,000,000
Assets Held-in-trust			$ 80,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares		24,000	410,000
Share price | $ / shares		$ 10.00	$ 10.00
Proceeds from issuance of units		$ 240,000	$ 4,100,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares		1,200,000
Proceeds from issuance of units		$ 12,000,000